Investment Strategy	Feb. 28, 2026
The Ambassador Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund pursues its investment objective by investing primarily in “catastrophe” or “cat” bonds (“Cat Bonds”). A Cat Bond is a type of event-linked bond and is a variable rate debt security for which the return of principal and payment of interest are contingent on the non-occurrence of a specified trigger event(s). The Fund may also seek to gain exposure to reinsurance contracts by investing in notes or preferred shares issued by a special purpose vehicle (“SPV”), the performance of which is tied to underlying reinsurance transaction(s), including shares or notes issued in connection with quota shares (“Quota Shares”), shares or notes issued in connection with excess-of loss, stop-loss, or other non-proportional reinsurance (“Excess of Loss Notes”), and shares or notes issued in connection with industry loss warranties (“ILWs”) (collectively, with Cat Bonds, “insurance-linked securities”). Quota Shares provide exposure to a form of proportional reinsurance in which an investor participates in the premiums and losses of a reinsurer’s portfolio according to a pre-defined percentage. Excess of Loss Notes provide exposure to a form of reinsurance pursuant to which one party (typically an insurer or reinsurer) purchases protection against losses over a specified threshold up to a set limit. ILWs provide exposure to a transaction through which one party (typically an insurance company or reinsurance company, or a reinsurance-related asset manager) purchases protection based on the total loss arising from a catastrophe event to the entire insurance industry rather than the losses of any particular insurer.

The Fund may invest in insurance-linked securities when initially offered or in the secondary, over-the-counter market. The Fund may invest in insurance-linked securities and other debt securities of any credit rating, including those rated below investment grade (often called “high yield securities” or “junk bonds”) or, if unrated, determined by the Fund’s advisor to be of comparable quality. The Cat Bonds in which the Fund may invest are typically structured as floating rate securities. Since insurance-linked securities are typically unrated, a substantial portion of the Fund’s assets may be invested in unrated securities that are high risk or speculative. Many of the securities in which the Fund invests are issued by non-U.S. issuers, including those domiciled in emerging market countries. However, because a significant proportion of the Cat Bond market is U.S. dollar-denominated, the Fund’s foreign currency exposure is expected to be limited.

In constructing the Fund’s investment portfolio, the Fund’s advisor, Embassy Asset Management LP (“Embassy” or the “Advisor”), identifies a universe of eligible securities with well-defined risk and return characteristics. The Advisor employs a research-driven process that evaluates the insurance-linked securities market, and for each security considered, assesses its respective loss distribution to calculate metrics such as expected loss. The Advisor analyzes a variety of factors such as sponsor reputation, the underlying insured property, trigger mechanisms, and collateral arrangements, using qualitative and quantitative tools. In selecting investments for the Fund, the Advisor employs catastrophe risk models to calculate a variety of probable loss scenarios and evaluate the merits of each potential investment. The Advisor may also consider risk models created by independent third parties, the sponsor of an insurance-linked security, or a broker. These risk models are created and updated based on historical data and averages as well as scientific research and probabilistic analysis, and they indicate the likelihood and potential impact of a wide variety of catastrophe events or other specified events that result in physical and/or economic loss. The Advisor uses risk models as one input in its risk analysis for Fund investments. The Advisor’s qualitative and quantitative analyses may also guide the Advisor in determining the desired allocation of insurance-linked securities by peril and geographic exposure.

The Fund may invest in insurance-linked securities across the yield spectrum. The Fund typically invests in Cat Bonds that have maturities of three to five years and in other insurance-linked securities that typically have a term of one year. In addition, the Fund invests in Cat Bonds and other insurance-linked securities across a varied group of available perils and geographic regions (for example Florida hurricanes, California earthquakes, Japan typhoons, Europe windstorms, and Europe earthquakes). Further, within each region and peril, the Fund seeks to hold a balance of exposures to underlying insurance and reinsurance carriers, trigger types, and lines of business. Insurance-linked securities are typically structured using an SPV the proceeds of which are held in a dedicated, escrowed collateral account and are invested in U.S. government securities (e.g., U.S. Treasury bills, U.S. Treasury money market fund shares, or equivalents). If a trigger event occurs, the SPV will liquidate collateral to make the agreed-upon payment and reimburse the counterparty. If no trigger event occurs then the collateral is liquidated at the end of the term and investors are repaid.

The Fund is “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”), which means that it may invest more of its assets in a smaller number of issuers than a “diversified” mutual fund. In addition, the Fund concentrates its investments in the financial services group of industries.

The Cat Bonds and other insurance-linked securities in which the Fund seeks to invest substantially all of its assets are typically only available to “qualified institutional buyers” (or “QIBs”), as defined in Rule 144A under the Securities Act of 1933, as amended (the “1933 Act”). To qualify as a QIB, the Fund generally must have at least $100 million in assets or qualify under another provision of the QIB definition under Rule 144A. Consequently, there may be periods when the Fund may not have sufficient access to Cat Bonds and other insurance-linked securities, which may prevent the Fund from achieving its investment objective. In circumstances when the Fund does not qualify as a QIB, it may invest in other securities, including common or preferred equity in insurance or reinsurance company issuers, and fully-collateralized, investment grade notes linked to insurance or reinsurance or other securities.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holdings when, in its opinion, one or more of the following occurs, among other reasons: (1) the Fund’s portfolio requires rebalancing; (2) the Advisor identifies a more attractive investment opportunity; or (3) the Fund requires cash to meet redemption requests.

The Fund may, for investment purposes, utilize leverage (by borrowing against a line of credit or through the use of reverse repurchase agreements) of up to one-third of the Fund’s total assets as part of the portfolio management process.

The Diplomat Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Generally, the Fund is managed consistent with the output of a proprietary quantitative model (the “Model”), which consists of a combination of macroeconomic, valuation, and technical factors. The Model attempts to predict the direction and extent of U.S. interest rate movements across different maturities and over varying timeframes. Implementation of the Model’s forecasts is subject to the discretion of Embassy Asset Management LP, the Fund’s investment advisor (the “Advisor”).

Under normal circumstances, the Fund pursues its investment objective by investing primarily in debt securities of the U.S. government (the “Core Portfolio”) and interest rate futures contracts related to debt securities and other interest rate related derivative contracts, such as swaps and options (“Interest Rate Derivatives”). The maturity and duration of both the Core Portfolio and the Interest Rate Derivatives may vary depending on market conditions, Model output and other relevant factors. Duration is a measure of the sensitivity of a fixed income security’s price to a change in interest rates.

The Core Portfolio generally consists of U.S. Treasury notes and bonds with maturities of between two and ten years. The average maturity, duration and other characteristics of the Core Portfolio are informed by the Model output and adjusted at the Advisor’s discretion.

Prices of fixed income securities generally move in the opposite direction of interest rates. Based on the Model’s output (i.e., its predicted interest rate moves), the Advisor uses Interest Rate Derivatives of varying maturities and timeframes to increase or decrease the Fund’s duration to a target level of duration consistent with the Model’s output. For example, if the Model predicts higher interest rates, the Fund will sell Interest Rate Derivatives to decrease the Fund’s duration to a level that is in line with the new Model target. In addition, the Advisor may adjust the duration of the Core Portfolio based on the Model’s output.

The Model may be changed without notice by the Advisor. The Advisor retains discretion over the final implementation of the Fund’s strategy, including the Fund’s adjusted duration, positioning and other characteristics. These may differ from the Model’s output.

The Fund employs limit orders on its positions in Interest Rate Derivatives to reduce downside volatility. A “limit order” is an order placed with a broker to buy or sell a prescribed number of bonds, contracts or shares at a specified price or better and is used to help control the Fund’s portfolio exposures and trading costs. The Advisor establishes and implements limits at which the Interest Rate Derivatives positions will be unwound. If these limits are exceeded, the Fund exits the Interest Rate Derivatives positions. New Interest Rate Derivatives positions will then be established based on the Model’s subsequent output.

Because much of the trading within the Fund is in futures and other derivatives markets, the Fund maintains an appropriate cash balance surplus to meet margin and exchange requirements. The cash portfolio is invested on a short-term, highly liquid, basis so that the Fund may meet margin calls on the Interest Rate Derivatives positions. These investments may include shorter term U.S. government securities, short-term debt securities, money market instruments, cash and other cash equivalents.

The Fund may trade securities actively and this may lead to high portfolio turnover.

The Advisor may sell all or a portion of a position of the Fund’s portfolio holdings when, in the Advisor’s opinion, one or more of the following occurs, among other reasons: (1) the Fund’s portfolio requires rebalancing; (2) the Advisor identifies a more attractive investment opportunity; or (3) the Fund requires cash to meet redemption requests or other obligations.